TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of loss by tax jurisdictions

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss from the Chinese mainland operations	1,402,607	461,858	520,193
Loss from the non-Chinese mainland operations	610,239	1,500,697	1,535,276
Total losses before tax	2,012,846	1,962,555	2,055,469

Schedule of current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expenses	171	—	46
Deferred tax benefits	(5,012)	(5,012)	(16,979)
Income tax benefits	(4,841)	(5,012)	(16,933)

Schedule of reconciliation of the difference between the chinese mainland statutory income tax rate and the group's effective income tax rate

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect on tax rates in different tax jurisdictions	(7.6)%	(19.1)%	(18.7)%
Changes in valuation allowance	(19.5)%	(7.6)%	(5.3)%
Expired tax loss	(1.4)%	0.0%	(0.3)%
Additional deduction of research and development expense	6.8%	4.4%	3.8%
Others	(3.1)%	(2.4)%	(3.7)%
Effective tax rate	0.2%	0.3%	0.8%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	3,108,434	3,161,343
- Advertising expenses	231,505	301,984
- Other expense	32,217	16,776
Less: valuation allowance	(3,372,156)	(3,480,103)
Net deferred tax assets	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	16,979	—
Total deferred tax liabilities	16,979	—

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	2,830,917	3,223,172	3,372,156
Addition, net	392,255	148,984	107,947
Balance at end of the year	3,223,172	3,372,156	3,480,103